Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$252	$258
Insurance claims	—	1,700
Other	342	219

Total prepaid expenses and other current assets	$594	$2,177